Financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
i)                   Financial risk management
The Group has exposure to the following risks from its use of financial instruments:
•credit risk;
•liquidity risk; and
•market risk
This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing risk, and the Group’s management of capital.
a)Risk management framework
The Board of Directors has overall responsibility for the establishment and oversight of the Group's risk management framework. Group management establishes policies and procedures around risk identification, measurement and management; and setting and monitoring risk limits and controls, in accordance with the objectives and underlying principles in the risk management framework approved by the Board of Directors. Risk management policies and procedures are reviewed regularly to reflect changes in market conditions and the Group’s activities.
b)Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s trade receivables, loans and advances, payment cycle receivables, deposits and cash and cash equivalents. The Group does not have significant credit exposure to a single counterparty.
Impairment losses on financial assets recognized in profit or loss were as follows:

	2025	2024	2023
(in $ millions)	$	$	$
Loan receivables and commitments in the financial services segment	119	56	42
Trade receivables	19	31	26
Payment cycle receivables	2	5	5
Other receivables	*	3	(1)
Cash and cash equivalents	—	*	—
	140	95	72
* Amount less than $1 million
Loan receivables and commitments in the financial services segment
The exposure to credit risk mainly relates to:
•term loans provided to merchant-partners, driver-partners and consumers; and
•financing (loans and commitments) provided to individuals and businesses through digital banking activity
The Group closely monitors credit quality for these loans and commitments to manage and evaluate the Group’s related exposure to credit risk. Credit risk management begins with initial underwriting and continues through to full repayment of a loan. To assess a borrower who requests a loan, the Group, among other indicators, internally developed risk models using detailed information from internal historical experience including the borrower’s prior repayment history with the Group as well as other measures including platform behavior and regulatory guidelines (if applicable). The Group uses delinquency status and trends to assist in making new and ongoing credit decisions, adjust models, plan collection practices and strategies.
Exposure to credit risk
The exposure to credit risk for loan receivables at the reporting date by geographic region was as follows:

	Carrying amount
	2025	2024
(in $ millions)	$	$
Indonesia	63	59
Malaysia	247	80
Singapore	672	295
Thailand	101	63
Other countries	97	39
	1,180	536
There is no concentration of credit risk for loan receivables and commitments. Undrawn loan commitments as at December 31, 2025 amount to $753 million (2024: $205 million). The corresponding expected credit losses are not material to the Group.
Loss rates are calculated using methods based on the probability of a receivable progressing through successive stages of delinquency to write-off, as well as regulatory guidelines (if applicable). Loss rates are calculated separately for exposures in different segments based on the following common credit risk characteristics – geographic region, nature of counterparty and the underlying product.
The following table provides information about the exposure to credit risk and loss allowances for loan receivables.

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2025
Current (not past due)	3.2	1,144	(45)	No
1 – 30 days past due	18.4	81	(15)	No
31 – 60 days past due	49.3	19	(10)	No
61 – 90 days past due	61.2	14	(9)	No
91 – 120 days past due	91.2	9	(8)	Yes
More than 121 days	95.0	11	(11)	Yes
		1,278	(98)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2024
Current (not past due)	3.6	515	(21)	No
1 – 30 days past due	17.6	44	(8)	No
31 – 60 days past due	59.2	9	(5)	No
61 – 90 days past due	80.0	7	(6)	No
91 – 120 days past due	89.7	6	(5)	Yes
More than 121 days	94.2	5	(5)	Yes
		586	(50)
Movements in allowance for impairment in respect of loan receivables and commitments
The movement in the allowance for impairment in respect of loan receivables and commitments during the year was as follows:

	2025	2024
(in $ millions)	$	$
At January 1	50	34
Impairment loss recognized	114	56
Amounts written off	(69)	(39)
Exchange translation differences	3	(1)
At December 31	98	50
*Amount less than $1 million
Trade receivables
Trade receivables mainly comprise amounts due from business organizations, merchant-partners and driver-partners within the Deliveries and Mobility segments. There is no significant concentration of customer credit risk. In monitoring customer credit risk, customers are grouped according to their credit characteristics which includes geographic location and operating segment.
The Group does not have collateral in respect of outstanding trade receivables. The Group does not have trade receivables for which no loss allowance is recognized because of collateral.
The exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:

	Net carrying amount
	2025	2024
(in $ millions)	$	$
Indonesia	41	47
Malaysia	21	16
Philippines	10	11
Singapore	27	30
Thailand	11	11
Vietnam	16	20
Other countries	10	3
	136	138
Expected credit loss measurement
The Group uses an allowance matrix to measure ECLs of trade receivables which comprise a large number of small balances.
Loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. Roll rates are calculated separately for exposures in different segments based on the common credit risk characteristics of geographic region and type of services purchased. Loss rates are based on actual payment and credit loss experience over the preceding 12 to 18 months. These rates are multiplied by scalar factors to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.
The following table provides information about the exposure to credit risk and ECLs for trade receivables as at December 31:

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2025
Current (not past due)	4.3	110	(5)	No
1 – 30 days past due	10.7	19	(2)	No
31 – 60 days past due	19.3	7	(1)	No
61 – 90 days past due	20.1	8	(2)	No
91 – 120 days past due	57.1	3	(2)	No
More than 121 days	97.0	22	(21)	Yes
		169	(33)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2024
Current (not past due)	6.0	119	(7)	No
1 – 30 days past due	10.8	17	(2)	No
31 – 60 days past due	17.2	8	(1)	No
61 – 90 days past due	33.7	4	(1)	No
91 – 120 days past due	36.7	2	(1)	No
More than 121 days	99.2	11	(11)	Yes
		161	(23)
Movements in allowance for impairment in respect of trade receivables
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2025	2024
(in $ millions)	$	$
At January 1	23	22
Impairment loss recognized	19	31
Amounts written off	(10)	(30)
Acquisition through business combination	—	*
Exchange translation differences	1	*
At December 31	33	23
*Amount less than $1 million
Deposits with banks and financial institutions, debt investments and cash and cash equivalents
At December 31, 2025, the Group held deposits with banks and financial institutions, debt investments (at amortized cost and FVOCI) and cash and cash equivalents of $2,682 million (2024: $2,789 million) and $3,433 million (2024: $2,964 million) respectively. These amounts are held with reputable bank and financial institution counterparties.
Impairment on deposits and debt investments (at amortized cost and FVOCI) with a maturity of 12 months or less from reporting date, and cash and cash equivalents has been measured on the 12-month expected loss basis and reflects the short maturities of the exposures. Impairment on deposits and debt investments (FVOCI) with a maturity of more than 12 months from reporting date has been measured on an expected loss basis that reflects the longer maturities of the exposures. These amounts have low credit risk based on the external credit ratings of the counterparties and therefore have insignificant provisions for expected credit losses.
c)Liquidity risks
Risk management policy
‘Liquidity risk’ is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.
Management monitors rolling forecasts of the Group’s cash and cash equivalents on the basis of expected cash flows. This is generally carried out by operating companies of the Group in accordance with practice and limits set by the Group. These limits vary by location to take into account the liquidity of the market in which the entity operates. In addition, the Group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these.
The Group monitors its liquidity risk and maintains a level of cash and bank balances deemed adequate by management to finance the Group’s operations and to mitigate the effects of fluctuation in cash flows.
As part of their overall liquidity management, the Group maintains sufficient levels of funds to meet its working capital requirements.
The following are the contractual maturities of financial liabilities considered in the context of the Group’s liquidity risk management strategy. The amounts are gross and undiscounted and include contractual interest payments.

		Contractual cash flows
	Carrying amount	Total	Less than 1 year	1 to 5 years	More than 5 years
(in $ millions)	$	$	$	$	$
2025
Financial liabilities
Bank loans	317	(339)	(135)	(204)	—
Convertible notes (including embedded derivative)	1,502	(1,500)	—	(1,500)	—
Deposits from customers in the banking business	1,629	(1,629)	(1,629)	—	—
Trade payables and other liabilities	1,252	(1,252)	(1,096)	(156)	—
Lease liabilities	234	(288)	(59)	(153)	(76)
	4,934	(5,008)	(2,919)	(2,013)	(76)
2024
Financial liabilities
Bank loans	206	(221)	(93)	(128)	—
Deposits from customers in the banking business	1,225	(1,225)	(1,225)	—	—
Trade payables and other liabilities	1,065	(1,065)	(1,011)	(54)	—
Lease liabilities	158	(218)	(42)	(90)	(86)
	2,654	(2,729)	(2,371)	(272)	(86)
d)Market risks
Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s income. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.
Currency risk
The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, cash and cash equivalents and borrowings that are denominated in a currency other than the respective functional currencies of Group entities. The functional currencies of Group entities are primarily the currency of the country in which the entities operate. The currencies in which these transactions primarily are denominated are also in the currency in which the entities operate. The currencies in which these transactions are primarily denominated are the Singapore Dollar (“SGD”), Malaysian Ringgit (“MYR”) and Indonesian Rupiah (“IDR”).
Interest on external bank borrowings is denominated in the currency of the borrowing. The Group entities’ external bank borrowings, are generally denominated in currencies that match the cash flows generated by the underlying operations of the Group, which is also the currency of the country in which the entity operates.
In respect of other monetary assets and liabilities denominated in foreign currencies, including monetary items which do not form part of the net investment in foreign operation, the Group’s policy is to ensure that its net exposure is kept at a reasonable level by buying or selling foreign currencies at spot rates when necessary to address short term imbalances.
Based on the above approach to currency risk management, the Group’s net exposure to currencies that are denominated in a currency other than the respective functional currencies of Group entities is insignificant.
Interest rate risks
As described below, the Group’s main interest rate risk arises from long-term borrowings with variable rates, which expose the Group to cash flow interest rate risk.
The interest rate profile of the Group’s interest-bearing financial instruments is as follows:

	Carrying amount
	2025	2024
(in $ millions)	$	$
Fixed-rate instruments
Other investments	4,004	3,223
Cash and cash equivalents	3,433	2,964
Bank loans	(261)	(158)
Variable-rate instruments
Bank loans	(56)	(48)
Fair value sensitivity analysis for fixed-rate instruments
Most fixed-rate financial assets and financial liabilities of the Group are not accounted for at FVTPL. Therefore, a change in interest rates at the reporting dates would not materially affect profit or loss.
Cash flow sensitivity analysis for variable rate instruments
The Group’s borrowings at variable rate are mainly denominated in Singapore Dollars, Malaysian Ringgit, Indonesian Rupiah and Thai Baht. The borrowings are periodically contractually repriced and to that extent are also exposed to the risk of future changes in market interest rates. For the bank loans, a change of 100 basis points in interest rates at the reporting date would have had an insignificant impact on profit or loss and equity.

ii)                  Offsetting financial instruments
For the purposes of cash flow management, the Group has entered into transactions that have resulted in the recognition of a financial asset and liability of equivalent carrying amounts of $667 million (2024: $694 million ) , that are offset in the statement of financial position as the Group has a legally enforceable right to offset the amounts as well as the intention to realize the asset and settle the liability simultaneously.
iii)                 Capital management
The Group’s objectives in managing capital are to ensure that the Group will be able to continue as a going concern and to maintain an optimal capital structure so as to enable it to execute business plans and to maximize shareholder value. The Group defines “capital” as including all components of equity and external borrowings.
The capital management strategy translates into the need to ensure that at all times the Group has the liquidity and cash to meet its obligations as they fall due while maintaining a careful balance between equity and debt to finance its assets, day-to-day operations and future growth. Having access to flexible and cost-effective financing allows the Group to respond quickly to opportunities.
The Group’s capital structure is reviewed on an ongoing basis with adjustments made in light of changes in economic conditions, regulatory requirements and business strategies affecting the Group. The Group balances its overall capital structure by considering the costs of capital and the risks associated with each class of capital. In order to maintain or achieve an optimal capital structure, the Group may issue new shares from time to time, retire or obtain new borrowings or adjust the asset portfolio.
iv)                 Accounting classification and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2025
Financial assets
Debt investments	6	1,322	154	971	2,447	182	1,172	122	1,476
Equity investments	6	390	—	—	390	244	—	146	390
Time deposits	6	—	—	1,557	1,557
Loan receivables in the financial services segment	7	—	—	1,180	1,180
Trade and other receivables	8	—	—	240	240
Other assets	9	—	—	246	246
Cash and cash equivalents	10	—	—	3,433	3,433
Total		1,712	154	7,627	9,493	426	1,172	268	1,866
Financial liabilities
Convertible notes (including embedded derivative)		(460)	—	(1,042)	(1,502)	—	—	(460)	(460)
Bank loans	13	—	—	(317)	(317)
Lease liabilities	13	—	—	(234)	(234)
Warrant liabilities	15	(8)	—	—	(8)	(8)	—	—	(8)
Trade payables and other liabilities	15	(99)	(49)	(1,096)	(1,244)	—	—	(148)	(148)
Deposits from customers in the banking business	16	—	—	(1,629)	(1,629)
Total		(567)	(49)	(4,318)	(4,934)	(8)	—	(608)	(616)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2024
Financial assets
Debt investments	6	434	267	824	1,525	268	321	112	701
Equity investments	6	207	—	—	207	86	—	121	207
Time deposits	6	—	—	1,698	1,698
Loan receivables in the financial services segment	7	—	—	536	536
Trade and other receivables	8	—	—	206	206
Other assets	9	21	—	224	245	—	21	—	21
Cash and cash equivalents	10	—	—	2,964	2,964
Total		662	267	6,452	7,381	354	342	233	929
Financial liabilities
Bank loans	13	—	—	(206)	(206)
Lease liabilities	13	—	—	(158)	(158)
Warrant liabilities	15	(11)	—	—	(11)	(11)	—	—	(11)
Trade payables and other liabilities	15	(5)	(141)	(908)	(1,054)	—	—	(146)	(146)
Deposits from customers in the banking business	16	—	—	(1,225)	(1,225)
Total		(16)	(141)	(2,497)	(2,654)	(11)	—	(146)	(157)
v)                 Measurement of fair values
a)Valuation techniques and significant unobservable inputs
The following tables show the valuation techniques used in measuring Level 2 and Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used. The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs
Assets
Debt investments	Broker prices/ Income approach	Risk-adjusted discount rate using Income approach	The estimated fair value would decrease (increase) if the discount rates were higher (lower).
Equity Investments	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).
		Volatility rates	The estimated fair value would either increase or decrease if the volatility rate increases.

Liabilities
Put options issued to NCI for settlement in cash	Income approach	Probability attributed to achieving certain milestones	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones was higher (lower).
Put option issued to NCI to swap the shares in a GHL's subsidiary for a variable number of GHL's shares	Income approach	Volatility rates Equity value of the subsidiary	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).

The estimated fair value would decrease (increase) if the equity value of the subsidiary were higher (lower).
Embedded derivative within the convertible notes	Income approach	Volatility rates	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
b)Level 3 fair values
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Put options issued to non-controlling interest*	Embedded derivative of the Convertible Notes	Total
	$	$	$	$
(in $ millions)
At January 1, 2025	233	(146)	—	87
Net change in fair value (unrealized)
- Gain/ (loss) included in profit or loss	26	(99)	22	(51)
- Gain included in OCI	—	3	—	3
Net purchases/ (issuances)	49	(16)	(482)	(449)
Derecognition	—	110	—	110
Transfer between Level 3 and Level 1	(40)	—	—	(40)
At December 31, 2025	268	(148)	(460)	(340)
At January 1, 2024	221	(123)	—	98
Net change in fair value (unrealized)
- Gain included in profit or loss	10	—	—	10
- Loss included in OCI	—	(23)	—	(23)
Net purchases	2	—	—	2
At December 31, 2024	233	(146)	—	87
* Put options issued to non-controlling interest are classified within ‘Trade payables and other liabilities’ in the statement of financial position.
Transfer out of Level 3
The Group holds an investment in listed equity shares which has a fair value of $40 million as at December 31, 2025 (December 31, 2024: $19 million). The fair value of this investment was previously categorized as Level 3 due to contractual restrictions on sale which have now been lifted, and with the shares now being valued at the published price quotation in an active market they are categorized as Level 1.